CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Class A Ordinary Shares
Statement [Line Items]
Temporary equity, shares subject to possible redemption	2,457,892	2,457,892	23,000,000
Temporary equity ordinary shares, per share | $ / shares	$ 10.57	$ 10.34	$ 10.15
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Class B Ordinary Shares
Statement [Line Items]
Preference shares, shares issued		0
Preference shares, shares outstanding			0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000